Leases (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Lease agreement period (in years)	Fifteen
Capital lease agreement, discount rate	8.50%
Capital lease agreement, required payment	$ 2.5
Final payment to be made under capital lease	$ 2.5